Cover Page	12 Months Ended
Apr. 30, 2023 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	IMMUNOPRECISE ANTIBODIES LTD.
Entity Central Index Key	0001715925
Entity File Number	001-39530
Entity Tax Identification Number	98-1508109
Current Fiscal Year End Date	--04-30
Entity Incorporation, State or Country Code	A1
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	3204-4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V8Z 7X8
City Area Code	250
Local Phone Number	483-0308
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	IPA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	25,050,260
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Entity Primary SIC Number	8731
Document Annual Report	true
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	GRANT THORNTON LLP
Auditor Firm ID	248
Auditor Location	Houston, Texas
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	ImmunoPrecise Antibodies (USA), Ltd.
Entity Address, Address Line One	4837 Amber Valley Parkway Suite 11
Entity Address, City or Town	Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58104
City Area Code	701
Local Phone Number	353-0022